[Ameritas Life Insurance Corp. Logo]

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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122
January 20, 2012

                                                    Via EDGAR and overnight mail


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:  Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and
     Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) ("Registrant" or "Separate Account")
     Overture Medley (R) Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483 Post-Effective Amendment No. 14 on Form N-4 Pursuant to Rule 485(a)

     Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-142483 Post-Effective Amendment No. 11 filed under Rule 485(a) on February 26, 2010. Since that filing, annual updates under Rule 485(b) were submitted as Post-Effective Amendments Nos. 12 and 13, filed on April 23, 2010 and April 18, 2011, respectively.

     (b)  The primary purposes of this Amendment are to disclose that:
          (1) Transfers to the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts as of the last Policy Anniversary.
          (2) Three (rather than four) asset allocation models are available for use with the GLWB rider.
          (3) The Overture Medley (R) will no longer be available for sale as a 403(b) Tax Sheltered Annuity (TSA) for new plans after April 30, 2012 and to new participants in existing 403(b) (TSA) plans after June 30, 2012.

Revisions related to Items (b) (1), (2) and (3), respectively, are located on the following pages of the prospectus:

     (1) Page 18. The Transfers section "Transfer Rules" are updated to describe limits on transfers to the Fixed Account.

     (2) Pages 22 and 38. The Asset Allocation Program and GLWB Rider sections are revised by deleting the Capital Growth model, which will no longer be available for use with the GLWB rider. Balanced, Moderate, and Conservative models will remain available for GLWB use.

     (3) Pages 5-6, 11, and 24. The Charges section, pages 5-6, is revised to add a footnote; and, the Policy Application and Issuance section, page 24, is revised by adding the statement "We will issue no new 403(b)
          (TSA) Policies to new plans after April 30, 2012, and we will issue no new Policies to participants in existing 403(b) (TSA) plans that use the Overture Medley after June 30, 2012." Other revisions on these pages support this change in sales practices.

Other changes in the prospectus and statement of additional information ("SAI") include the following:

     (4) Page 1 and Last Page of prospectus and SAI page 1. The effective date is updated for the prospectus (top of page 1) and for the SAI (last full paragraph of prospectus page 1 and first paragraph of prospectus Last Page), and both updates are shown at the top of SAI page 1.

     (5) Pages 1, 7, 16 and Appendix A page A-7. Portfolio names are updated. We have not received December 31, 2011 expenses and any revised objectives from the fund companies, so additional updates to the charts on pages 7-9, 15-16, as well as the minimum and maximum underlying portfolio expense chart on page 6 and the examples charts on pages 9-11, will be finalized in a subsequent amendment filed under Rule 485(b) prior to the effective date. We also will report any additional fund company or portfolio name changes as needed on page 1 and Appendix A.

     (6) Page 2. The Table of Contents is updated, but for readability, the Word copy of this page of the prospectus is not shown as revised.

     (7) Pages 3, 14, 44 and SAI page 1. The About Our Company section of the prospectus and the General Information and History section of the SAI are updated by removing text regarding the merger of the original depositor of Overture Medley (R), Ameritas Variable Life Insurance Company (or "AVLIC") with and into its parent company, the current Depositor, Ameritas Life. The merger of AVLIC into Ameritas Life occurred April 30, 2007, which is over five years prior to the expected effective date of this prospectus on May 1, 2012.

     (8) Pages 21-22 and SAI pages 4-6. The Asset Allocation Program sections are updated to disclose that we obtain services from unaffiliated consultants and, on page 22, that the distributor ("AIC") does not receive fees for administrative services from other portfolios.

     (9) Pages 42-43 and Appendix B. The Federal Income Tax Matters section and Appendix B on Tax-Qualified Plan Disclosures were reviewed and Appendix B is updated.

     (10) Page 44. The Distribution of the Policies section is updated for 2011 review of information.

     (11) Appendix A. The Accumulation Unit Values chart is updated with December 31, 2011 values for the Policy and accumulation units for the Policy and other products of the Registrant.

     (12) Last Page. In addition to the date revision mentioned at (4), above, we changed the date of the copyright mark.

     (13) SAI page 1. The first paragraph is revised for clarity.

     (14) SAI pages 1 and 6. Services section information about audited financial statements and the Financial Statements section will be updated by a subsequent amendment.

     (15) SAI page 2. The Services section is updated for information regarding agreements with affiliated companies.

     (16) SAI page 2. Services section information about the asset allocation program and Underwriter section information will be updated by a subsequent amendment.

We have enclosed a courtesy copy of the prospectus and SAI, redlined for changes since the most recent effective prospectus.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/  Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure